Significant Acquisitions - U.S. East Coast Business (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 18, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Assets and Liabilities Acquired
Goodwill		$ 66,031	$ 66,031	$ 37,946
Hess Corporation U.S. East Coast Business Operations Acquisition
Purchase Price
Cash consideration to sellers	127,390
Fair Value of Assets and Liabilities Acquired
Inventories	97,390
Lease agreement	1,915
Total fair value of assets and liabilites acquired	99,305
Goodwill	$ 28,085